BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Due from related parties (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	₺ 14,559	₺ 13,257
Dogan Dis Ticaret ve Mumessillik A.S. ("Dogan Dis Ticaret")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	10,368	683
D Elektronik Sans Oyunlari ve Yayincilik A.S. (Nesine)
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	2,586	11,793
Dogan Burda Dergi Yayincilik ve Pazarlama A.S. ("Dogan Burda")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	509	448
Other related parties
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	₺ 1,096	₺ 333